DERIVATIVE LIABILITIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Expected volatility		228.78%
Average risk free interest rate		2.16%
Dividend yield	100.00%	0.00%	0.00%
Derivative Liabilities
Expected volatility		226.00%
Dividend yield		0.00%
Derivative Liabilities | Minimum [Member]
Expected life (in years)	3 years 6 months 22 days	5 years
Expected volatility	222.70%
Average risk free interest rate	0.86%	1.54%
Derivative Liabilities | Maximum [Member]
Expected life (in years)	3 years 11 months 12 days	4 years 22 days
Expected volatility	229.70%
Average risk free interest rate	1.07%	1.15%